REDEEMABLE NONCONTROLLING INTEREST (Details) ₽ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2020 shares	Jul. 31, 2020 RUB (₽)	Jul. 31, 2020 USD ($)	Dec. 31, 2020 RUB (₽) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value				₽ 3,167		₽ 14,246		$ 42.9	$ 192.8	₽ 13,035
Exchange of noncontrolling interests				2,889	$ 39.1
Redeemable Noncontrolling Interest, Increase from Acquisition		₽ 493	$ 6.7	493	6.7
Purchase of redeemable noncontrolling interests				9,793	132.6	747
Dividend paid to redeemable noncontrolling interest | $					$ 0.0		$ 0.0
Business combinations
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value				497				6.7
Business unit equity awards - Related to the options to acquire depository receipts
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value				₽ 2,455		10,565		33.3
Equity Awards Exchanged	201,395
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				4,600,000	4,600,000
Additional recognized immediately upon modification due to exchange				₽ 627	$ 8.5
Restricted Stock [Member]
REDEEMABLE NONCONTROLLING INTEREST
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	838,463
Senior employees
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value				₽ 215		₽ 3,681		$ 2.9